Net income per ordinary share (Tables)	12 Months Ended
Dec. 31, 2021
Net income per ordinary share
Basic and diluted number of shares
	December 31,
	2021	2020	2019
	Number of shares

Weighted average number of ordinary shares for the purposes of basic and diluted net income per share	5,154,759	3,092,859	2,301,993